Basis of Presentation - Summary of Insurance Investment Results (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Disclosure in tabular form of insurance investment results in the consolidated income statement of income [line items]
Investment return	$ 1,283		$ 794
Insurance finance (expense) from insurance and reinsurance contracts held	(1,225)		(880)
Movement in investment contract liabilities	(67)		(41)
Insurance investment results	$ (9)	$ 131	$ (127)